Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
	December 31
	2023	2022
Cost:
Laboratory equipment	$1,979	$1,491
Production equipment	1,769	1,673
Greenhouse equipment	771	751
Computer and electronic equipment	306	231
Office furniture	266	300
Leasehold improvements	3,503	3,310
Vehicles	241	251
	8,835	8,007
Less:
Accumulated depreciation	(6,046)	(5,041)
Property and Equipment, net	$2,789	$2,966